SCHEDULE OF PROCEEDS AND REPAYMENTS AND SHORT-TERM LOANS PAYABLE TO RELATED PARTIES (Details) ¥ in Millions				12 Months Ended
		Apr. 11, 2025 USD ($)	Apr. 11, 2025 CNY (¥)	Dec. 31, 2025 USD ($)		Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)	Oct. 30, 2023 USD ($)	Oct. 30, 2023 CNY (¥)
Related Party Transaction [Line Items]
Proceeds from related parties				$ 1,497,472		$ 13,897		$ 564,887
Ms. Xiaodan Liu [Member]
Related Party Transaction [Line Items]
Proceeds from related parties		$ 1,380,396	¥ 9.3	1,380,396
Short term loans	[1]			1,458,374
Beijing Xinlongmai Enterprise Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Short term loans				428,994	[2]		[2]		$ 400,000	¥ 3.0
Huizhou Highpower Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Short term loans				142,998	[2]		[2]		$ 100,000	¥ 1.0
Related Party [Member]
Related Party Transaction [Line Items]
Short term loans				$ 2,030,366

[1]	On April 11, 2025, the Company obtained aggregate borrowings of RMB9.3 million ($1,380,396) from Ms. Xiaodan Liu, bearing interest at 8% per annum and due on April 10, 2026.
[2]	On October 30, 2023, Huizhou Jingyang entered into two one-year loans with its related parties Beijing Xinlongmai Enterprise Management Co., Ltd. (“Beijing Xinlongmai”) and Huizhou Highpower Technology Co., Ltd. (“Huizhou Highpower”) of RMB 3 million ($0.4 million) and RMB 1 million ($0.1 million), respectively, both bearing zero interest rate. During the year ended December 31, 2024, the loans have been extended to October 20, 2025 and November 8, 2025, respectively. These loans were recorded under current liabilities of discontinued operations as at December 31, 2024.